SPECIAL TERMINATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SPECIAL TERMINATION ARRANGEMENTS
Summary of evolution during each period

	12/31/2024	12/31/2023
Balances at the beginning	9,130,178	16,163,033
Additions to profit or loss	3,086,312	3,178,727
Monetary result benefits paid to participants	(3,248,738)	(1,369,489)
Benefits paid to participants	(4,937,477)	(8,842,093)
Balances at closing	4,030,275	9,130,178